Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 28, 2015
Prospectus Date	Feb. 28, 2015
MFS® Equity Opportunities Fund | A
Risk/Return:
Trading Symbol	SRFAX
MFS® Equity Opportunities Fund | B
Risk/Return:
Trading Symbol	SRFBX
MFS® Equity Opportunities Fund | C
Risk/Return:
Trading Symbol	SRFCX
MFS® Equity Opportunities Fund | R5
Risk/Return:
Trading Symbol	SRFHX
MFS® Equity Opportunities Fund | R1
Risk/Return:
Trading Symbol	SRFDX
MFS® Equity Opportunities Fund | R2
Risk/Return:
Trading Symbol	SRFEX
MFS® Equity Opportunities Fund | R3
Risk/Return:
Trading Symbol	SRFFX
MFS® Equity Opportunities Fund | R4
Risk/Return:
Trading Symbol	SRFGX
MFS® Equity Opportunities Fund | I
Risk/Return:
Trading Symbol	SRFIX